Income tax expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income tax expense
Current income tax	$ (9,658)	$ (6,892)	$ (11,314)
Deferred income tax	(4,617)	(8,444)	(8,802)
Total income tax (expenses)	$ (14,275)	$ (15,336)	$ (20,116)